Receivables From Customers, Traders And Concession Holders - Schedule of Provision for Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	R$ 947	R$ 851
Residential [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	419	331
Industrial [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	159	171
Commercial, services and others [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	242	216
Rural [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	38	37
Public authorities [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	18	20
Public lighting [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	2	2
Public services [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	7	21
Charges for use of the network (TUSD) [Member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	R$ 62	R$ 53